Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	June 30, 2023	December 31, 2022

Prepaid insurance	$865	$765
Prepaid rent	114	3
Other prepaid expenses	229	100
Total prepaid expenses and other current assets	$1,208	$868